Average Annual Total Returns - FidelityHedgedEquityFund-RetailPRO - FidelityHedgedEquityFund-RetailPRO - Fidelity Hedged Equity Fund	Apr. 01, 2025
Fidelity Hedged Equity Fund | Return Before Taxes
Average Annual Return:
Past 1 year	19.46%
Since Inception	13.41%	[1]
Fidelity Hedged Equity Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	19.29%
Since Inception	13.21%	[1]
Fidelity Hedged Equity Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.65%
Since Inception	10.39%	[1]
IXUYK
Average Annual Return:
Past 1 year	20.52%
Since Inception	14.24%
SP001
Average Annual Return:
Past 1 year	25.02%
Since Inception	20.22%

[1]	A From September 1, 2022 .